LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES
NOTE 5:-	LEASES

The Company entered into operating leases primarily for offices and cars. The leases have remaining lease terms of up to 4.1 years.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased assets.

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2025	2024

Operating lease ROU assets	$549	$528
Operating lease liabilities, current	$269	$254
Operating lease liabilities, long-term	$289	$296
Weighted average remaining lease term (in years)	1.42	1.41
Weighted average discount rate	3.80%	4.29%

b.	Future lease payments under operating leases as of December 31, 2025, are as follows:

December 31,

2026	$282
2027	223
2028	61
2029	10

Total future lease payments	576
Less - imputed interest	(18)

Total lease liability balance	$558

c.
Operating lease expenses amounted to $290, $301 and $339 for the years ended December 31, 2025, 2024 and 2023, respectively. Operating lease expenses with a term of twelve months or less were immaterial.